Revenue	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Revenue
6.	Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2020		2019		2020		2019

Sales
Gold
Gold credit sales	$159,272	64%	$117,873	62%	$318,794	64%	$263,991	64%
Concentrate sales	-	0%	997	1%	-	0%	5,279	1%
	$159,272	64%	$118,870	63%	$318,794	64%	$269,270	65%
Silver
Silver credit sales	$62,526	25%	$48,446	25%	$132,033	26%	$100,097	24%
Concentrate sales	16,616	7%	14,867	8%	31,027	6%	30,377	7%
	$79,142	32%	$63,313	33%	$163,060	32%	$130,474	31%
Palladium
Palladium credit sales	$9,540	4%	$7,283	4%	$20,890	4%	$14,771	4%

Total sales revenue	$247,954	100%	$189,466	100%	$502,744	100%	$414,515	100%
Gold, Silver and Palladium Credit Sales
Under certain PMPAs, precious metal is acquired from the mine operator in the form of precious metal credits, which is then sold through a network of third party brokers or dealers. Revenue from precious metal credit sales is recognized at the time of the sale of such credits, which is also the date that control of the precious metal is transferred to the customer.
The Company will occasionally enter into forward contracts in relation to precious metal deliveries that it is highly confident will occur within a given quarter. No forward contracts were outstanding at June 30, 2020 or December 31, 2019. The sales price is fixed at the delivery date based on either the terms of these short-term forward sales contracts or the spot price of precious metal.
Concentrate Sales
Under certain PMPAs, gold and/or silver is acquired from the mine operator in concentrate form, which is then sold under the terms of the concentrate sales contracts to third-party smelters or traders. Where the Company acquires precious metal in concentrate form, final precious metal prices are set on a specified future quotational period (the “Quotational Period”) pursuant to the concentrate sales contracts with third-party smelters, typically one to three months after the shipment date, based on market prices for precious metal. The contracts, in general, provide for a provisional payment based upon provisional assays and quoted gold and silver prices. Final settlement is based upon the average applicable price for the Quotational Period applied to the actual number of precious metal ounces recovered calculated using confirmed smelter weights and settlement assays. Revenues and the associated cost of sales are recorded on a gross basis under these contracts at the time title passes to the customer, which is also the date that control of the precious metal is transferred to the customer. The Company has concluded that the adjustments relating to the final assay results for the quantity of concentrate sold and the retroactive pricing adjustment for the Quotational Period are not significant and do not constrain the recognition of revenue.